Consolidated Statements Of Comprehensive (Loss) Income - Unaudited (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Net loss	$ (12,476)	$ (16,950)
Other comprehensive (loss) income
Gain on available-for-sale securities, net of income taxes of $0		37
Foreign currency translation, net of income taxes of $0	(434)	164
Other comprehensive (loss) income	(434)	201
Comprehensive loss	$ (12,910)	$ (16,749)